UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, May 4, 2009

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. NAM Tokyo itself does not exercise investment discretion with respect to any Section 13(f) Securities positions held by its operating subsidiaries, which subsidiaries in fact exercise investment discretion. However, based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to such positions in
Section 13(f) securities held by its operating subsidiaries. In that regard, the
Section 13(f) Securities positions of Nomura Asset Management U.S.A. Inc.("NAM USA"), which is an operating subsidiary of NAM Tokyo that hold Section 13(f) securities positions but that does not meet the $100 million threshold for filing the Form 13F, are reflected on the Form 13F filed by NAM Tokyo. The
Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: 123,945 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN  SH/   PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT  PRN   CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         2,083    61,608 SH           Sole               61,608    0     0
ALTRIA GROUP INC              COM           02209S103         1,466    91,497 SH           Sole               91,497    0     0
AMERICAN EXPRESS CO           COM           025816109         1,308    96,000 SH           Sole               96,000    0     0
ANALOG DEVICES INC            COM           032654105           947    49,148 SH           Sole               49,148    0     0
APACHE CORP                   COM           037411105         3,137    48,950 SH           Sole               48,950    0     0
BANK OF AMERICA CORPORATION   COM           060505104           955   140,000 SH           Sole              140,000    0     0
BANK OF NEW YORK MELLON CORP  COM           064058100         3,830   135,581 SH           Sole              135,581    0     0
BARRICK GOLD CORP             COM           067901108         2,122    65,442 SH           Sole               65,442    0     0
BRISTOL MYERS SQUIBB CO       COM           110122108         1,666    76,000 SH           Sole               76,000    0     0
CA INC                        COM           12673P105         1,374    78,000 SH           Sole               78,000    0     0
CIGNA CORP                    COM           125509109         1,407    80,000 SH           Sole               80,000    0     0
CISCO SYSTEMS INC             COM           17275R102         3,160   188,430 SH           Sole              188,430    0     0
COCA COLA CO                  COM           191216100         1,319    30,000 SH           Sole               30,000    0     0
CONOCOPHILLIPS                COM           20825C104         3,681    93,996 SH           Sole               93,996    0     0
CVS CAREMARK CORPORATION      COM           126650100         1,172    42,640 SH           Sole               42,640    0     0
DEVON ENERGY CORP NEW         COM           25179M103         2,345    52,464 SH           Sole               52,464    0     0
DISNEY WALT CO                COM           254687106         1,372    75,566 SH           Sole               75,566    0     0
EBAY INC                      COM           278642103           783    62,329 SH           Sole               62,329    0     0
EXELON CORP                   COM           30161N101         2,298    50,630 SH           Sole               50,630    0     0
EXPRESS SCRIPTS INC           COM           302182100         2,309    50,000 SH           Sole               50,000    0     0
EXXON MOBIL CORP              COM           30231G102         6,542    96,068 SH           Sole               96,068    0     0
FREEPORT-MCMORAN COPPER & GO  COM           35671D857         2,132    55,947 SH           Sole               55,947    0     0
GOLDMAN SACHS GROUP INC       COM           38141G104         1,166    11,000 SH           Sole               11,000    0     0
HOME DEPOT INC                COM           437076102         2,198    93,285 SH           Sole               93,285    0     0
HONEYWELL INTL INC            COM           438516106         2,396    86,000 SH           Sole               86,000    0     0
INTEL CORP                    COM           458140100         2,682   178,230 SH           Sole              178,230    0     0
INTERNATIONAL BUSINESS MACHS  COM           459200101         3,058    31,565 SH           Sole               31,565    0     0
INTUIT                        COM           461202103         2,344    86,823 SH           Sole               86,823    0     0
JOHNSON & JOHNSON             COM           478160104         4,145    78,795 SH           Sole               78,795    0     0
JPMORGAN CHASE & CO           COM           46625H100         2,724   102,500 SH           Sole              102,500    0     0
KRAFT FOODS INC               COM           50075N104         1,583    71,000 SH           Sole               71,000    0     0
LAUDER ESTEE COS INC          COM           518439104         1,134    46,000 SH           Sole               46,000    0     0
LOCKHEED MARTIN CORP          COM           539830109         3,994    57,859 SH           Sole               57,859    0     0
MARSH & MCLENNAN COS INC      COM           571748102           810    40,000 SH           Sole               40,000    0     0
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         4,161   100,643 SH           Sole              100,643    0     0
METLIFE INC                   COM           59156R108         1,139    50,000 SH           Sole               50,000    0     0
MICROSOFT CORP                COM           594918104         3,402   185,218 SH           Sole              185,218    0     0
MOHAWK INDS INC               COM           608190104         1,020    34,162 SH           Sole               34,162    0     0
MOODYS CORP                   COM           615369105         2,683   117,070 SH           Sole              117,070    0     0
PEABODY ENERGY CORP           COM           704549104         2,305    92,064 SH           Sole               92,064    0     0
PEPSICO INC                   COM           713448108         2,242    43,553 SH           Sole               43,553    0     0
PFIZER INC                    COM           717081103         1,907   140,000 SH           Sole              140,000    0     0
PHILIP MORRIS INTL INC        COM           718172109         1,982    55,708 SH           Sole               55,708    0     0
PNC FINL SVCS GROUP INC       COM           693475105           967    33,000 SH           Sole               33,000    0     0
PULTE HOMES INC               COM           745867101           874    80,000 SH           Sole               80,000    0     0
SAFEWAY INC                   COM           786514208         1,211    60,000 SH           Sole               60,000    0     0
STATE STREET CORP             COM           857477103         1,170    38,000 SH           Sole               38,000    0     0
SYMANTEC CORP                 COM           871503108         1,482    99,200 SH           Sole               99,200    0     0
TARGET CORP                   COM           87612E106         2,752    80,036 SH           Sole               80,036    0     0
TELUS CORP                    COM           87971M202         1,056    40,256 SH           Sole               40,256    0     0
TIME WARNER  INC              COM           887317105         3,862   200,078 SH           Sole              200,078    0     0
TOLL BROTHERS INC             COM           889478103           719    39,600 SH           Sole               39,600    0     0
TORONTO DOMINION BANK ONT     COM NEW       891160509           933    27,000 SH           Sole               27,000    0     0
TRANSOCEAN LTD                REG SHS       H8817H100         2,651    45,059 SH           Sole               45,059    0     0
UNION PACIFIC CORP            COM           907818108         1,603    39,000 SH           Sole               39,000    0     0
UNITEDHEALTH GROUP INC        COM           91324P102         1,988    95,000 SH           Sole               95,000    0     0
VERIZON COMMUNICATIONS INC    COM           92343V104         2,744    90,869 SH           Sole               90,869    0     0
WASTE MGMT INC DEL            COM           94106L109         2,212    86,402 SH           Sole               86,402    0     0
YUM BRANDS INC                COM           988498101         1,237    45,000 SH           Sole               45,000    0     0

                                            TOTAL           123,945